UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—May 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2020 Vanguard Ohio Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

1

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	34
Liquidity Risk Management	36

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

· Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

· Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Long-Term Tax-Exempt Fund	11/30/2019	5/31/2020	Period
Based on Actual Fund Return	$1,000.00	$1,026.76	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.35	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Ohio Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2020

Under 1 Year	2.7%
1 - 3 Years	1.9
3 - 5 Years	3.1
5 - 10 Years	10.9
10 - 20 Years	43.2
20 - 30 Years	33.6
Over 30 Years	4.6

The table reflects the fund’s investments, except for short-term investments.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value·
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Ohio (100.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/38	5,535	5,863
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/42	2,780	2,893
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	4.000%	11/15/43	175	179
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/41	500	545
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/46	4,170	4,517
Akron OH COP	4.000%	12/1/30	535	616
Akron OH Income Tax Revenue	4.000%	12/1/34	650	746
Akron OH Income Tax Revenue	4.000%	12/1/35	625	715
Akron OH Income Tax Revenue	4.000%	12/1/36	655	747
Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,526
Akron OH Income Tax Revenue	4.000%	12/1/41	1,000	1,128
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/28	285	346
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/28	125	136
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/29	610	737
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/30	2,090	2,503
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/30	1,415	1,770
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/30	145	158
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31	1,500	1,785
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/31	1,300	1,618
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32	1,300	1,537

Ohio Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value·
		Coupon	Date		($000)	($000)
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/33		120	143
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/33		6,320	6,687
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42		10,020	10,533
[1]	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.270%	6/5/20		7,500	7,500
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.070%	6/1/20	LOC	6,515	6,515
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23		400	448
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/27		500	614
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28		250	308
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/30		2,250	2,849
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/35		2,350	2,875
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		1,900	2,077
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		4,800	5,232
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40		3,995	4,421
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/42		2,120	2,464
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	11/1/44		5	5
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/47		8,000	8,584
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39		7,000	7,858
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42		8,410	8,941
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/37		10,415	11,105
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/28		110	135
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30		1,250	1,509
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34		1,380	1,536
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41		1,500	1,634
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/23		125	141
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		3,875	4,483
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29		8,365	9,592
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33		550	715
	Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/28		705	908

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/29		1,195	1,533
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/30		365	465
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/33		1,000	1,173
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/35		1,470	1,706
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/36		1,000	1,157
Athens OH School District GO	4.000%	12/1/29		740	924
Athens OH School District GO	4.000%	12/1/30		380	468
Athens OH School District GO	4.000%	12/1/31		400	486
Athens OH School District GO	3.250%	12/1/48		2,000	2,131
Bellefontaine OH Finance & Development Authority Lease Revenue	3.000%	12/1/46	(15)	1,085	1,129
Bellefontaine OH Finance & Development Authority Lease Revenue	3.000%	12/1/47	(15)	1,120	1,165
Bellefontaine OH Finance & Development Authority Lease Revenue	3.000%	12/1/49	(15)	950	985
Berea OH City School District GO	4.000%	12/1/53	(15)	1,420	1,547
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/42		970	1,204
Big Walnut OH School District School Facilities Construction & Improvement GO	3.250%	12/1/48		2,975	3,105
Big Walnut OH School District School Facilities Construction & Improvement GO	3.500%	12/1/55		290	306
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/55		4,275	5,213
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/29		2,010	2,432
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/34		2,000	2,208
Bowling Green State University Ohio Revenue	5.000%	6/1/22		200	214
Bowling Green State University Ohio Revenue	5.000%	6/1/28		300	360
Bowling Green State University Ohio Revenue	5.000%	6/1/29		435	520
Bowling Green State University Ohio Revenue	5.000%	6/1/33		1,075	1,256
Bowling Green State University Ohio Revenue	5.000%	6/1/33		600	740
Bowling Green State University Ohio Revenue	5.000%	6/1/34		550	676
Bowling Green State University Ohio Revenue	5.000%	6/1/35		735	898
Bowling Green State University Ohio Revenue	5.000%	6/1/36		435	529
Bowling Green State University Ohio Revenue	5.000%	6/1/37		700	848
Bowling Green State University Ohio Revenue	4.000%	6/1/38		500	553
Bowling Green State University Ohio Revenue	4.000%	6/1/39		800	882
Bowling Green State University Ohio Revenue	4.000%	6/1/40		1,005	1,106
Bowling Green State University Ohio Revenue	5.000%	6/1/42		1,995	2,221
Bowling Green State University Ohio Revenue	5.000%	6/1/45		3,250	3,691
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	5.750%	6/1/20	(Prere.)	2,000	2,000

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	6.000%	6/1/20	(Prere.)	2,000	2,000
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/27		500	613
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/28		3,500	4,372
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/29		500	634
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/30		500	642
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/31		500	636
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/32		500	630
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/33		3,600	4,493
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34		3,600	4,479
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35		2,570	3,181
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/38		1,100	1,231
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39		4,310	4,806
Buckeye OH Tobacco Settlement Financing Authority Revenue	3.000%	6/1/48		10,200	9,380
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/48		16,715	17,661
Butler County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/29		1,700	2,202
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		1,405	1,449
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		7,010	7,174
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/24		675	773
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/25		3,080	3,602
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/28		350	420
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/30		1,010	1,109
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/31		1,075	1,172
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/34		560	608
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		1,000	1,114
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27		615	714
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28		2,200	2,543

Ohio Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value·
		Coupon	Date		($000)	($000)
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37		1,500	1,465
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25		450	531
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27		1,000	1,221
	Cincinnati OH City School District COP	5.000%	12/15/29		2,000	2,357
	Cincinnati OH City School District COP	5.000%	6/15/31		500	622
	Cincinnati OH City School District COP	5.000%	6/15/32		400	496
	Cincinnati OH City School District COP	5.000%	6/15/33		400	494
	Cincinnati OH City School District COP	3.250%	6/15/34		565	611
	Cincinnati OH City School District COP	3.375%	6/15/35		670	727
	Cincinnati OH City School District COP	3.500%	6/15/36		550	599
	Cincinnati OH City School District COP	3.500%	6/15/37		1,000	1,086
	Cincinnati OH City School District COP	3.625%	6/15/38		800	873
	Cincinnati OH City School District GO	5.250%	12/1/30	(14)	4,450	6,296
[1]	Cincinnati OH City School District GO TOB VRDO	0.170%	6/5/20		5,000	5,000
	Cincinnati OH GO	4.000%	12/1/29		1,010	1,229
	Cincinnati OH GO	4.000%	12/1/30		500	603
	Cincinnati OH GO	4.000%	12/1/30		1,310	1,613
	Cincinnati OH GO	4.000%	12/1/31		1,460	1,766
	Cincinnati OH GO	5.000%	12/1/31		1,070	1,445
	Cincinnati OH Water System Revenue	5.000%	12/1/44		1,315	1,703
	Cincinnati OH Water System Revenue	5.000%	12/1/45		250	299
	Clark-Shawnee OH Local School District GO	4.000%	11/1/31		400	474
	Clark-Shawnee OH Local School District GO	4.000%	11/1/32		660	777
	Clark-Shawnee OH Local School District GO	4.000%	11/1/34		860	1,001
	Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/31		530	625
	Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35		775	891
	Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36		500	573
	Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37		2,200	2,504
	Cleveland Heights & University Heights OH City School District GO	4.500%	12/1/47		2,050	2,199
	Cleveland OH Airport System Revenue	5.000%	1/1/30	(4)	2,000	2,277
	Cleveland OH Airport System Revenue	5.000%	1/1/31	(4)	1,015	1,151
	Cleveland OH GO	4.000%	12/1/30		2,610	3,229
	Cleveland OH GO	4.000%	12/1/31		750	921
	Cleveland OH GO	4.000%	12/1/32		1,500	1,827
	Cleveland OH GO	5.000%	12/1/32		225	287
	Cleveland OH GO	4.000%	12/1/33		1,500	1,817
	Cleveland OH GO	5.000%	12/1/43		2,075	2,558
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	4,860	5,601
	Cleveland OH Income Tax Revenue	4.000%	10/1/28		350	419
	Cleveland OH Income Tax Revenue	4.000%	10/1/28		500	598
	Cleveland OH Income Tax Revenue	4.000%	10/1/29		400	474
	Cleveland OH Income Tax Revenue	4.000%	10/1/29		300	356
	Cleveland OH Income Tax Revenue	5.000%	10/1/29		1,250	1,498
	Cleveland OH Income Tax Revenue	5.000%	10/1/29		230	293
	Cleveland OH Income Tax Revenue	5.000%	10/1/30		2,505	3,168

Ohio Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value·
		Coupon	Date		($000)	($000)
	Cleveland OH Income Tax Revenue	5.000%	10/1/32		500	621
	Cleveland OH Income Tax Revenue	5.000%	10/1/33		500	618
	Cleveland OH Municipal School District GO	5.000%	12/1/46		3,000	3,340
	Cleveland OH Public Power System Revenue	5.000%	11/15/26	(4)	265	336
	Cleveland OH Public Power System Revenue	5.000%	11/15/28	(4)	150	197
	Cleveland OH Public Power System Revenue	5.000%	11/15/29	(4)	210	274
	Cleveland OH Public Power System Revenue	5.000%	11/15/32	(4)	545	696
	Cleveland OH Public Power System Revenue	5.000%	11/15/34	(4)	760	959
	Cleveland OH Public Power System Revenue	5.000%	11/15/36	(4)	1,000	1,252
	Cleveland OH Public Power System Revenue	5.000%	11/15/37	(4)	595	743
	Cleveland OH Public Power System Revenue	5.000%	11/15/38	(4)	825	1,027
	Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41		1,500	1,785
	Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45		1,565	1,853
	Cleveland OH Water Revenue	5.000%	1/1/29		140	187
[2]	Cleveland OH Water Revenue	5.000%	1/1/29		500	667
[2]	Cleveland OH Water Revenue	5.000%	1/1/30		415	565
[2]	Cleveland OH Water Revenue	5.000%	1/1/31		1,000	1,352
[2]	Cleveland OH Water Revenue	5.000%	1/1/32		1,000	1,341
[2]	Cleveland OH Water Revenue	5.000%	1/1/33		500	665
	Cleveland OH Water Revenue	4.000%	1/1/35		2,000	2,166
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28		680	739
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/30		3,020	3,260
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39		3,010	3,181
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	4.000%	8/1/44		2,500	2,562
	Columbus OH City School District GO	4.000%	12/1/29		1,765	2,235
	Columbus OH City School District GO	4.000%	12/1/30		750	872
	Columbus OH City School District GO	3.000%	12/1/33		2,520	2,785
	Columbus OH City School District GO	5.000%	12/1/36		2,000	2,456
	Columbus OH City School District GO	5.000%	12/1/42		500	606
	Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/31		4,000	4,927
	Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/32		2,825	3,467
	Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/47		1,480	1,784
	Columbus OH GO	3.000%	8/15/29		820	902
	Columbus OH GO	4.000%	4/1/30		5,015	6,047
	Columbus OH GO	4.000%	7/1/30		1,200	1,375
	Columbus OH GO	4.000%	4/1/31		2,080	2,494
	Columbus OH GO	4.000%	4/1/33		1,000	1,180
	Columbus OH GO	3.000%	8/15/34		200	213
	Columbus OH GO	5.000%	4/1/36		2,360	3,057
	Columbus OH GO	5.000%	4/1/38		645	830
	Columbus OH GO VRDO	0.070%	6/5/20		3,065	3,065

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	0.130%	6/5/20	LOC	1,815	1,815
Columbus OH Sewer Revenue	5.000%	6/1/31		1,000	1,191
Confluence Community Authority OH Revenue (Stadium & Sports Project)	4.000%	5/1/39		1,295	1,487
Confluence Community Authority OH Revenue (Stadium & Sports Project)	3.000%	5/1/44		3,610	3,733
Confluence Community Authority OH Revenue (Stadium & Sports Project)	3.000%	5/1/48		3,000	3,087
County of Franklin OH	6.000%	7/1/22	(Prere.)	30	33
County of Franklin OH	6.125%	7/1/22	(Prere.)	245	274
County of Franklin OH	6.000%	7/1/35		470	487
County of Franklin OH	6.125%	7/1/40		3,865	4,002
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25		300	333
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26		1,500	1,654
Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34		1,345	1,396
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36		1,000	1,078
Cuyahoga County OH GO	3.000%	12/1/30		2,040	2,264
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/28		200	224
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		1,135	1,192
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		7,100	7,542
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/52		4,135	4,277
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52		2,500	2,673
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57		3,440	3,557
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57		3,620	3,805
Cuyahoga County OH Public Library Fund Special Obligation Revenue	4.000%	12/1/32		1,840	1,975
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32		1,900	2,236
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34		2,775	3,257
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35		4,485	5,262
Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36		1,000	1,099
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29		385	450
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30		1,000	1,166
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31		615	716
Cuyahoga OH Community College District GO	4.000%	12/1/30		1,800	2,081
Cuyahoga OH Community College District GO	4.000%	12/1/32		2,300	2,632
Cuyahoga OH Community College District Revenue	4.000%	2/1/27		1,000	1,169
Dayton OH Water System Revenue	4.000%	12/1/29		265	315

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value·
	Coupon	Date	($000)	($000)
Dayton OH Water System Revenue	4.000%	12/1/30	200	235
Dayton OH Water System Revenue	4.000%	12/1/31	280	325
Dayton OH Water System Revenue	4.000%	12/1/32	300	346
Dayton OH Water System Revenue	4.000%	12/1/34	970	1,108
Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,996
Delaware OH GO	4.000%	12/1/31	365	410
Dublin OH City School District GO	4.000%	12/1/30	5,380	6,700
Dublin OH Special Obligation Revenue	5.000%	12/1/31	500	654
Dublin OH Special Obligation Revenue	5.000%	12/1/32	550	714
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,164
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,286
East Knox OH Local School District GO	3.000%	11/1/44	620	669
East Knox OH Local School District GO	3.000%	11/1/46	200	214
East Knox OH Local School District GO	3.000%	11/1/49	465	494
East Knox OH Local School District GO	3.000%	11/1/56	1,100	1,158
Elyria OH City School District GO	5.000%	12/1/29	505	633
Elyria OH City School District GO	4.000%	12/1/51	4,535	4,998
Elyria OH GO	4.000%	12/1/22	300	327
Elyria OH GO	4.000%	12/1/25	470	551
Elyria OH GO	4.000%	12/1/26	640	754
Elyria OH GO	4.000%	12/1/27	670	785
Elyria OH GO	4.000%	12/1/28	695	809
Elyria OH GO	4.000%	12/1/30	280	322
Elyria OH GO	4.000%	12/1/31	225	256
Elyria OH GO	4.000%	12/1/32	280	317
Elyria OH GO	4.000%	12/1/33	440	496
Euclid OH City School District GO	4.750%	1/15/54	1,000	1,131
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,342
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	4,445	5,145
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	1,300	1,499
Franklin County OH Convention Facilities Authority Revenue	5.000%	5/15/40	2,365	2,684
Franklin County OH Convention Facilities Authority Revenue	4.000%	12/1/40	1,225	1,440
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/51	3,000	2,735
Franklin County OH GO	5.000%	12/1/31	3,000	3,683
Franklin County OH Health Care Facilities Improvement Revenue (Ohio Presbyterian Retirement Services Project)	5.625%	7/1/26	2,800	2,809
Franklin County OH Hospital Facilities Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/48	3,000	4,466
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/31	5,000	5,503
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/34	2,610	2,999
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	11/15/36	3,665	3,830
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/45	4,640	5,229

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value·
	Coupon	Date	($000)	($000)
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47	5,000	5,427
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/47	800	956
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/36	1,110	1,263
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/38	775	877
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/39	1,290	1,457
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/42	7,000	7,370
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/44	2,300	2,555
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/47	2,720	3,013
Franklin County OH Revenue (Trinity Health Corp.)	4.000%	12/1/44	650	706
Franklin County OH Revenue (Trinity Health Corp.)	4.000%	12/1/46	4,950	5,289
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/46	1,500	1,719
Franklin County OH Revenue (Trinity Health Corp.)	4.000%	12/1/49	4,900	5,295
Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	7,073
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,506
Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	4,422
Fremont City OH School District GO	5.000%	1/15/33	1,000	1,212
Fremont City OH School District GO	5.000%	1/15/40	200	239
Fremont City OH School District GO	4.000%	1/15/55	1,575	1,709
Grandview Heights OH City School District GO	3.000%	12/1/49	3,000	3,126
Great Oaks Career Campuses OH Board of Education COP	3.000%	12/1/37	1,085	1,149
Great Oaks Career Campuses OH Board of Education COP	3.000%	12/1/44	4,975	5,105
Greene County OH Votech School District (Facilities Construction & Improvement) GO	5.000%	12/1/28	325	433
Greene County OH Votech School District (Facilities Construction & Improvement) GO	5.000%	12/1/29	300	398
Greene County OH Votech School District (Facilities Construction & Improvement) GO	4.000%	12/1/34	700	830
Greene County OH Votech School District (Facilities Construction & Improvement) GO	4.000%	12/1/38	1,250	1,461
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,476
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32	1,750	1,750

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36		3,000	2,921
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/42		2,000	1,889
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		2,000	1,845
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		3,750	3,460
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51		2,210	1,996
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/34		1,000	1,124
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	11/15/49		2,500	3,698
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/27		3,000	3,603
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.125%	8/15/37		20	22
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/39		3,015	3,568
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/40		2,645	3,120
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		5,150	5,867
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.250%	8/15/47		3,025	3,238
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47		3,000	3,396
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.000%	8/15/50		2,000	2,086
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/29		190	210
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/30		1,360	1,500
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	9/15/50		3,500	3,650
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/50		3,200	3,652
Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	(4)(2)	370	328
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29		1,235	1,511
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30		2,550	3,106
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31		6,520	7,447
Hamilton County OH Sales Tax Revenue	5.000%	12/1/31		1,275	1,505
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32		860	977
Hamilton OH City School District GO	5.000%	12/1/34		1,500	1,768
Hamilton OH Wastewater System Revenue	4.000%	10/1/30	(15)	200	246
Hamilton OH Wastewater System Revenue	4.000%	10/1/31	(15)	190	230
Hamilton OH Wastewater System Revenue	4.000%	10/1/34	(15)	425	504
Hamilton OH Wastewater System Revenue	4.000%	10/1/36	(15)	350	411
Huber Heights OH City School District GO	4.000%	12/1/34		2,000	2,244
Hudson City School District OH GO	4.000%	12/1/31		400	462
Hudson City School District OH GO	4.000%	12/1/32		420	482

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Hudson City School District OH GO	4.000%	12/1/33		420	480
Indian Creek OH Local School District GO	5.000%	11/1/55		2,670	3,236
Kent State University Ohio Revenue	5.000%	5/1/29		100	130
Kent State University Ohio Revenue	5.000%	5/1/30		175	231
Kent State University Ohio Revenue	5.000%	5/1/31		175	228
Kent State University Ohio Revenue	5.000%	5/1/32		150	194
Kent State University Ohio Revenue	5.000%	5/1/33		250	321
Kent State University Ohio Revenue	5.000%	5/1/34		315	403
Kent State University Ohio Revenue	5.000%	5/1/35		350	445
Kent State University Ohio Revenue	5.000%	5/1/36		400	506
Kent State University Ohio Revenue	5.000%	5/1/37		225	284
Kent State University Ohio Revenue	5.000%	5/1/38		300	377
Kent State University Ohio Revenue	5.000%	5/1/39		300	376
Kent State University Ohio Revenue	5.000%	5/1/40		450	562
Kent State University Ohio Revenue	5.000%	5/1/45		1,300	1,597
Kent State University Ohio Revenue	5.000%	5/1/50		2,000	2,444
Kettering OH City School District GO	5.000%	12/1/31		250	325
Kettering OH City School District GO	5.250%	12/1/31	(4)	1,000	1,311
Kettering OH City School District GO	4.000%	12/1/33		260	307
Kettering OH City School District GO	4.000%	12/1/35		375	440
Kettering OH City School District GO	3.375%	12/1/46		295	316
Lakeview OH Local School District Classroom Facilities & School Improvement GO	5.000%	11/1/44		1,500	1,746
Lakewood OH City School District GO	4.000%	11/1/30		235	283
Lakewood OH City School District GO	4.000%	11/1/31		440	523
Lakewood OH City School District GO	4.000%	11/1/32		245	288
Lakewood OH City School District GO	4.000%	11/1/33		375	438
Lakewood OH City School District GO	4.000%	11/1/34		430	501
Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/21		340	357
Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/22		235	256
Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/23		430	484
Lancaster OH Port Authority Gas Supply Revenue	5.000%	2/1/24		555	633
Lancaster OH Port Authority Gas Supply Revenue	5.000%	2/1/25		360	420
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		14,275	16,483
Liberty-Benton OH Local School District GO	3.000%	11/1/54		2,000	2,073
Little Miami OH School District GO	4.000%	11/1/55		3,145	3,410
Lorain County OH Hospital Facilities Revenue (Kendal At Oberlin)	5.000%	11/15/23		1,000	1,126
Lorain County OH Hospital Facilities Revenue (Kendal At Oberlin)	5.000%	11/15/30		2,500	2,727
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21		105	111
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21	(Prere.)	2,540	2,750
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.500%	11/15/21	(Prere.)	2,000	2,178
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/24		250	261

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		9,000	9,253
Mariemont OH City School District GO	4.000%	12/1/31		1,040	1,294
Mariemont OH City School District GO	4.000%	12/1/32		1,265	1,552
Mariemont OH City School District GO	4.000%	12/1/33		1,045	1,274
Mariemont OH City School District GO	3.000%	12/1/34		555	616
Mariemont OH City School District GO	3.000%	12/1/41		275	293
Mariemont OH City School District GO	3.000%	12/1/47		1,870	1,969
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/45		7,615	8,628
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/49		11,735	13,249
Miami Trace OH Local School District GO	5.000%	12/1/48		3,730	4,450
Miami Valley OH Career Technology Center GO	4.000%	12/1/33		725	856
Miami Valley OH Career Technology Center GO	4.000%	12/1/34		1,465	1,723
Miami Valley OH Career Technology Center GO	5.000%	12/1/44		4,550	5,578
Miamisburg OH City School District GO	5.000%	12/1/33		675	818
Miamisburg OH City School District GO	5.000%	12/1/36		500	603
Middleburg Heights OH Hospital Revenue (Southwest General)	5.250%	8/1/41		2,900	2,983
Middleburg Heights OH Hospital Revenue (Southwest General)	5.000%	8/1/47		5,000	5,219
Midview OH Local School District COP	4.000%	11/1/28	(15)	810	969
Midview OH Local School District COP	4.000%	11/1/29	(15)	870	1,053
Milford OH Exempt Village School District GO	5.000%	12/1/35		1,100	1,316
Milford OH Exempt Village School District GO	5.000%	12/1/36		1,250	1,494
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/33		2,000	2,178
Montgomery County OH Hospital Revenue (Premier Health Partners)	3.000%	11/15/36		1,530	1,550
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/42		5,140	5,187
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/45		3,500	3,510
Montgomery County OH Revenue (Catholic Health Initiatives)	5.250%	11/13/23	(Prere.)	1,955	2,228
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/23		1,000	1,020
North Olmsted OH School District GO	0.000%	12/1/26		1,000	933
North Olmsted OH School District GO	0.000%	12/1/27		1,610	1,468
North Royalton OH City School District GO	4.000%	12/1/33		1,000	1,118
North Royalton OH City School District GO	4.000%	12/1/34		1,500	1,673
North Royalton OH City School District GO	5.000%	12/1/47		6,125	7,143
Northeast OH Medical University Revenue	5.000%	12/1/42		475	486
Northeast Ohio Regional Sewer District Revenue	5.000%	5/15/23	(Prere.)	12,430	14,150
Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/24	(Prere.)	7,500	9,062
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/33		60	67

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Northeast Ohio Regional Sewer District Revenue	4.000%	11/15/34		6,775	7,989
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/35		1,200	1,335
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/38		8,970	9,785
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/39		2,475	2,681
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/40		4,000	4,304
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/29	(4)	785	955
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/30	(4)	865	1,046
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/35	(4)	1,390	1,635
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/36	(4)	1,495	1,752
Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/30		100	124
Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/31		200	246
Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/32		260	316
Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/33		180	217
Northridge OH Local School District (Licking Knox & Del Counties) GO	3.000%	10/1/34		425	465
Northridge OH Local School District (Licking Knox & Del Counties) GO	3.000%	10/1/35		380	412
Northwest OH Local School District (Hamilton & Butler Counties) GO	4.000%	12/1/37		1,250	1,362
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/30		1,790	2,316
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/36		2,000	2,434
Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund Projects)	5.000%	2/1/30		550	670
Ohio Common Schools GO VRDO	0.110%	6/5/20		1,400	1,400
Ohio Common Schools GO VRDO	0.130%	6/5/20		955	955
Ohio GO	5.000%	9/1/30		5,000	6,597
Ohio GO	5.000%	3/1/32		1,835	2,118
Ohio GO	5.000%	3/15/32		1,135	1,312
Ohio GO	5.000%	6/15/34		5,875	7,743
Ohio GO	5.000%	2/1/36		4,250	5,130
Ohio GO	5.000%	6/15/36		2,785	3,367
Ohio GO	5.000%	6/15/36		3,960	5,171
Ohio GO	5.000%	3/15/37		9,745	11,157
Ohio GO	5.000%	2/1/38		2,700	3,244
Ohio GO	5.000%	3/1/39		1,585	1,945
Ohio GO VRDO	0.110%	6/5/20		2,000	2,000

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Ohio Higher Education GO	5.000%	5/1/32		5,000	5,977
Ohio Higher Education GO	5.000%	5/1/34		3,840	4,564
Ohio Higher Education GO	5.000%	5/1/34		5,630	7,042
Ohio Higher Education GO	5.000%	5/1/36		4,960	5,864
Ohio Higher Education GO	5.000%	5/1/36		1,210	1,502
Ohio Higher Education GO	5.000%	5/1/37		5,830	6,877
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.250%	12/1/26	(14)	3,520	4,339
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	4.000%	12/1/33		3,000	3,337
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/40		2,500	2,879
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.050%	6/1/20		8,335	8,335
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.060%	6/1/20		1,800	1,800
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.060%	6/1/20		815	815
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/36		615	739
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/38		1,725	2,061
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/45		950	1,118
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32		800	1,039
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/33		875	1,131
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/42		1,900	2,284
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.250%	11/1/46		1,500	1,817
Ohio Higher Educational Facility Commission Revenue (Franciscan University of Steubenville Project)	5.000%	11/1/31		2,040	2,374
Ohio Higher Educational Facility Commission Revenue (Franciscan University of Steubenville Project)	5.000%	11/1/41		4,000	4,522
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/30		300	348
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/31		550	633
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/32		275	315
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/37		5,955	6,287
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	4.000%	7/1/44		3,000	3,082

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value·
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/42	500	589
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47	3,500	3,601
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	10/1/47	6,900	7,559
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/22	385	414
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/23	360	397
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/24	500	565
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/25	630	726
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/26	475	556
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/27	980	1,163
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/28	1,140	1,371
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/29	1,015	1,231
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/34	1,510	1,762
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	4.000%	10/1/44	1,350	1,410
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	4.000%	10/1/49	2,900	3,016
Ohio Higher Educational Facility Commission Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,532
Ohio Higher Educational Facility Commission Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,601
Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	11/15/35	1,415	1,420
Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	11/15/40	3,260	3,270
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,746
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.625%	12/1/41	2,015	2,041
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/44	2,000	2,151
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/48	4,000	4,445
Ohio Higher Educational Facility Commission Revenue (University of Findlay Project)	5.000%	3/1/44	3,020	3,151
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,087
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,655
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,098
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,087

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/33		750	812
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	4.375%	5/1/42		1,070	1,103
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/28	(Prere.)	60	75
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34		3,605	4,130
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/39		3,000	3,367
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/40		2,200	2,490
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		2,000	2,247
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		1,940	2,159
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	3.550%	1/1/46		3,000	3,128
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/46		5,000	5,566
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/29		35	41
Ohio Hospital Revenue (University Hospitals Health System Inc.)	4.250%	1/15/36		450	462
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		6,015	6,233
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		4,655	5,177
Ohio Hospital Revenue (University Hospitals Health System Inc.)	4.000%	1/15/46		40	42
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/46		830	919
Ohio Hospital Revenue (University Hospitals Health System Inc.)	4.000%	1/15/50		7,000	7,389
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/50		630	737
Ohio Housing Finance Agency Multifamily Housing Revenue (Neilan Park Apartments Project) PUT	1.750%	6/1/21		1,055	1,067
Ohio Housing Finance Agency Residential Mortgage Revenue	4.100%	3/1/42		1,195	1,305
Ohio Housing Finance Agency Residential Mortgage Revenue	4.000%	9/1/48		2,165	2,342
Ohio Housing Finance Agency Residential Mortgage Revenue	4.000%	3/1/49		4,245	4,611
Ohio Housing Finance Agency Residential Mortgage Revenue	3.350%	9/1/49		2,000	2,122
Ohio Housing Finance Agency Residential Mortgage Revenue	3.000%	3/1/50		4,190	4,390
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/29		1,655	2,133
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/30		1,740	2,229

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27		3,850	4,949
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29		6,210	7,640
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/29		1,095	1,398
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/30		3,615	4,289
Ohio Revenue (Transportation Building Fund Projects)	3.125%	11/15/34		435	467
Ohio Special Obligation Revenue	5.000%	12/1/31		4,065	5,017
Ohio Special Obligation Revenue	5.000%	4/1/32		1,390	1,853
Ohio Special Obligation Revenue	5.000%	4/1/33		1,000	1,318
Ohio State University General Receipts Revenue	5.000%	6/1/38		8,495	9,396
Ohio State University General Receipts Revenue	5.000%	12/1/39		5,250	6,165
Ohio State University General Receipts Revenue	4.000%	6/1/43		2,505	2,658
Ohio State University General Receipts Revenue VRDO	0.100%	6/5/20		65	65
Ohio State University General Receipts Revenue VRDO	0.110%	6/5/20		4,600	4,600
Ohio State University General Receipts Revenue VRDO	0.130%	6/5/20		12,170	12,170
Ohio State University General Receipts Revenue VRDO	0.130%	6/5/20		1,900	1,900
Ohio State University Revenue VRDO	0.110%	6/5/20		3,900	3,900
Ohio Transportation Project Revenue	3.375%	11/15/39		2,020	2,165
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/23	(Prere.)	890	1,001
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32		6,000	6,944
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/33		470	580
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36		325	227
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37		7,620	5,099
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/37		1,160	1,345
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38		8,765	5,662
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39		4,050	4,442
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40		2,500	1,511
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41		2,500	1,458
Ohio University General Receipts Revenue	5.000%	6/1/22	(Prere.)	1,450	1,587
Ohio University General Receipts Revenue	5.000%	12/1/22	(Prere.)	1,500	1,678
Ohio University General Receipts Revenue	5.000%	12/1/44		1,605	1,925
Ohio University General Receipts Revenue	5.000%	12/1/45		5,000	5,992
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	4.000%	12/1/30		5,900	6,957
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	4.000%	12/1/33		6,000	6,949
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/37		2,570	3,159
Ohio Water Development Authority Fresh Water Revenue	4.000%	6/1/36		3,000	3,394
Ohio Water Development Authority Pollution Control Revenue	5.000%	6/1/30		280	344

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value·
		Coupon	Date	($000)	($000)
	Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/31	2,250	3,091
	Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/35	2,585	3,433
	Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/36	9,405	12,436
	Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/44	1,505	1,941
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	5,010	6,443
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/31	1,105	1,400
	Olentangy OH Local School District GO	4.000%	12/1/33	1,300	1,541
	Olentangy OH Local School District GO	4.000%	12/1/34	500	585
	Reynoldsburg OH GO	3.550%	12/1/42	640	697
	Reynoldsburg OH GO	3.600%	12/1/48	670	726
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/29	185	233
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/44	335	394
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/49	4,330	4,980
	Rossford OH Exempted Village School District GO	4.000%	12/1/53	2,180	2,396
[2]	Sharonville OH Revenue	4.000%	12/1/29	1,400	1,661
[2]	Sharonville OH Revenue	4.000%	12/1/30	1,450	1,712
[2]	Sharonville OH Revenue	4.000%	12/1/31	1,510	1,761
[2]	Sharonville OH Revenue	4.000%	12/1/32	1,565	1,803
	South-Western City OH School District (Franklin & Pickaway Counties) GO	3.000%	12/1/33	250	276
	South-Western City OH School District (Franklin & Pickaway Counties) GO	3.000%	12/1/34	75	82
	South-Western City OH School District (Franklin & Pickaway Counties) GO	3.000%	12/1/35	145	158
	South-Western City OH School District (Franklin & Pickaway Counties) GO	3.000%	12/1/44	2,500	2,652
	Southwest Licking OH Local School District School Facilities Construction & Improvement GO	4.000%	11/1/34	500	582
	Southwest OH Local School District (Hamilton County) GO	5.000%	1/15/30	1,295	1,670
	Southwest OH Local School District (Hamilton County) GO	4.000%	1/15/43	3,000	3,353
	Southwest OH Local School District (Hamilton County) GO	4.000%	1/15/55	2,850	3,153
	Tallmadge OH City School District (Classroom Facilities & School Improvement) GO	5.000%	10/1/41	1,000	1,165
	Toledo OH Waterworks Revenue	5.000%	11/15/37	3,125	3,816
	Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,463
	Toledo-Lucas County OH Port Authority Student Housing Revenue (CHF-Toledo,LLC - The University of Toledo Project)	5.000%	7/1/34	1,000	1,019

Ohio Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value·
		Coupon	Date		($000)	($000)
	Toledo-Lucas County OH Port Authority Student Housing Revenue (CHF-Toledo, LLC - The University of Toledo Project)	5.000%	7/1/39		1,000	1,009
[2]	Tuscarawas Valley OH Local School District COP	4.000%	12/1/29	(15)	360	429
[2]	Tuscarawas Valley OH Local School District COP	4.000%	12/1/30	(15)	375	444
[2]	Tuscarawas Valley OH Local School District COP	4.000%	12/1/31	(15)	530	623
[2]	Tuscarawas Valley OH Local School District COP	4.000%	12/1/32	(15)	400	466
[2]	Tuscarawas Valley OH Local School District COP	4.000%	12/1/33	(15)	425	493
[2]	Tuscarawas Valley OH Local School District COP	3.000%	12/1/34	(15)	315	333
[2]	Tuscarawas Valley OH Local School District COP	3.000%	12/1/35	(15)	450	473
[2]	Tuscarawas Valley OH Local School District COP	3.000%	12/1/36	(15)	850	890
[2]	Tuscarawas Valley OH Local School District COP	3.000%	12/1/49	(15)	1,395	1,424
	Union County OH Memorial Hospital Revenue	5.000%	12/1/26		200	253
	Union County OH Memorial Hospital Revenue	5.000%	12/1/27		215	275
	Union County OH Memorial Hospital Revenue	5.000%	12/1/28		530	674
	Union County OH Memorial Hospital Revenue	5.000%	12/1/37		950	1,163
	Union County OH Memorial Hospital Revenue	5.000%	12/1/38		600	733
	Union County OH Memorial Hospital Revenue	5.000%	12/1/47		2,510	3,022
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/26		1,800	2,143
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/28		15	17
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/30		10	11
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/33		2,975	3,262
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/36		805	1,004
	University of Cincinnati Ohio General Receipts Revenue	3.000%	6/1/39		2,125	2,260
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/46		3,800	4,439
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/47		4,775	5,701
	University of Toledo OH Revenue	5.000%	6/1/26		100	118
	University of Toledo OH Revenue	5.000%	6/1/27		100	120
	Upper Arlington OH School District GO	4.000%	12/1/35		1,795	2,090
	Upper Arlington OH School District GO	4.000%	12/1/36		1,850	2,147
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/31		870	931
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.750%	7/1/33		600	644

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value·
	Coupon	Date	($000)	($000)
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/39	1,045	1,097
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.500%	7/1/39	1,225	1,293
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/44	30	30
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/45	1,470	1,487
Warrensville Heights OH City School District GO	5.000%	12/1/28	90	107
Warrensville Heights OH City School District GO	5.000%	12/1/29	105	124
Warrensville Heights OH City School District GO	5.000%	12/1/30	85	101
Warrensville Heights OH City School District GO	5.000%	12/1/31	155	183
Warrensville Heights OH City School District GO	5.000%	12/1/32	145	170
Warrensville Heights OH City School District GO	5.000%	12/1/33	95	111
Warrensville Heights OH City School District GO	5.000%	12/1/34	115	134
Warrensville Heights OH City School District GO	5.000%	12/1/44	925	1,064
Warrensville Heights OH City School District GO	5.250%	12/1/55	1,740	2,008
West Carrollton OH City School District GO	3.000%	12/1/39	1,125	1,197
West Carrollton OH City School District GO	3.000%	12/1/49	1,645	1,723
West Carrollton OH City School District GO	4.000%	12/1/56	275	308
Westerville OH City School District	3.000%	12/1/50	455	474
Westerville OH School District COP	5.000%	12/1/36	325	403
Westerville OH School District COP	5.000%	12/1/41	3,855	4,733
Westlake OH Special Obligation Revenue (American Greetings/Crocker Park Public Improvement Project)	5.000%	12/1/30	1,350	1,615
Westlake OH Special Obligation Revenue (American Greetings/Crocker Park Public Improvement Project)	5.000%	12/1/32	1,395	1,664
Wickliffe OH City School District GO	3.000%	12/1/39	400	426
Wickliffe OH City School District GO	3.000%	12/1/40	215	228
Wickliffe OH City School District GO	4.000%	12/1/50	3,080	3,510
Winton Woods City OH School District GO	0.000%	11/1/29	885	771
Winton Woods City OH School District GO	0.000%	11/1/30	1,005	852
Winton Woods City OH School District GO	0.000%	11/1/31	1,020	836
Winton Woods City OH School District GO	0.000%	11/1/32	1,140	905
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,083
Worthington OH City School District GO	3.750%	12/1/48	2,790	3,103
Wright State University Ohio General Revenue	5.000%	5/1/26	3,030	3,103

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Wright State University Ohio General Revenue	5.000%	5/1/31		4,350	4,441
Wright State University Ohio General Revenue	5.000%	5/1/31	(15)	7,580	7,717
					1,438,267
Puerto Rico (0.4%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33		105	104
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		360	356
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		292	257
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		895	706
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		882	638
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31		70	46
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		2,848	2,734
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		263	252
					5,093
Guam (0.0%)
[2] Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/50		500	552
Total Tax-Exempt Municipal Bonds (Cost $1,368,043)					1,443,912
Other Assets and Liabilities—Net (-0.6%)					(8,630)
Net Assets (100%)					1,435,282

Cost is in $000.

·	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $12,500,000, representing 0.9% of net assets.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,368,043)	1,443,912
Investment in Vanguard	65
Cash	52
Receivables for Investment Securities Sold	2,088
Receivables for Accrued Income	17,198
Receivables for Capital Shares Issued	2,550
Other Assets	35
Total Assets	1,465,900
Liabilities
Payables for Investment Securities Purchased	29,151
Payables for Capital Shares Redeemed	409
Payables for Distributions	967
Payables to Vanguard	91
Total Liabilities	30,618
Net Assets	1,435,282

At May 31, 2020, net assets consisted of:

Paid-in Capital	1,350,211
Total Distributable Earnings (Loss)	85,071
Net Assets	1,435,282

Net Assets
Applicable to 110,738,830 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,435,282
Net Asset Value Per Share	$12.96

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	21,099
Total Income	21,099
Expenses
The Vanguard Group—Note B
Investment Advisory Services	81
Management and Administrative	758
Marketing and Distribution	81
Custodian Fees	3
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	930
Net Investment Income	20,169
Realized Net Gain (Loss)
Investment Securities Sold	10,672
Futures Contracts	(512)
Realized Net Gain (Loss)	10,160
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,324
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	4,322
Net Increase (Decrease) in Net Assets Resulting from Operations	34,651

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,169	39,467
Realized Net Gain (Loss)	10,160	9,467
Change in Unrealized Appreciation (Depreciation)	4,322	63,408
Net Increase (Decrease) in Net Assets Resulting from Operations	34,651	112,342
Distributions[1]
Total Distributions	(30,021)	(42,317)
Capital Share Transactions
Issued	142,219	261,448
Issued in Lieu of Cash Distributions	21,943	30,002
Redeemed	(142,583)	(120,345)
Net Increase (Decrease) from Capital Share Transactions	21,579	171,105
Total Increase (Decrease)	26,209	241,130
Net Assets
Beginning of Period	1,409,073	1,167,943
End of Period	1,435,282	1,409,073

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.89	$12.19	$12.56	$12.23	$12.62	$12.63
Investment Operations
Net Investment Income	.181 [1]	.387 [1]	.402 [1]	.401 [1]	.408	.427
Net Realized and Unrealized Gain (Loss) on Investments	.160	.730	(.304)	.385	(.331)	.055
Total from Investment Operations	.341	1.117	.098	.786	.077	.482
Distributions
Dividends from Net Investment Income	(.181)	(.387)	(.402)	(.401)	(.408)	(.427)
Distributions from Realized Capital Gains	(.090)	(.030)	(.066)	(.055)	(.059)	(.065)
Total Distributions	(.271)	(.417)	(.468)	(.456)	(.467)	(.492)
Net Asset Value, End of Period	$12.96	$12.89	$12.19	$12.56	$12.23	$12.62

Total Return[2]	2.68%	9.28%	0.79%	6.52%	0.51%	3.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,435	$1,409	$1,168	$1,195	$1,131	$1,019
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.82%	3.05%	3.26%	3.20%	3.17%	3.39%
Portfolio Turnover Rate	25%	26%	39%	34%	15%	21%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at May 31, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Ohio Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Ohio Long-Term Tax-Exempt Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $65,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,369,019
Gross Unrealized Appreciation	80,796
Gross Unrealized Depreciation	(5,903)
Net Unrealized Appreciation (Depreciation)	74,893

E. During the six months ended May 31, 2020, the fund purchased $338,770,000 of investment securities and sold $345,475,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $74,250,000 and $115,880,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Ohio Long-Term Tax-Exempt Fund

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	11,061	20,675
Issued in Lieu of Cash Distributions	1,706	2,369
Redeemed	(11,339)	(9,559)
Net Increase (Decrease) in Shares Outstanding	1,428	13,485

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Ohio Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ohio Long-Term Tax-Exempt Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.